UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
May 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.5%
Australia - 6.2%
180,090	AGL Energy Ltd.	$3,526,060
130,279	Ansell Ltd.	2,261,344
412,402	BlueScope Steel Ltd.	3,524,018
359,689	Coca-Cola Amatil Ltd.	2,496,281
637,142	CSR Ltd.	1,974,203
724,798	Downer EDI Ltd.	3,446,803
58,982	Flight Centre Travel Group Ltd.	1,567,243
447,076	Fortescue Metals Group Ltd.	1,611,174
132,672	JB Hi-Fi Ltd.	2,279,222
278,893	LendLease Group	3,384,101
827,240	Metcash Ltd. (a)	1,260,100
189,753	Mineral Resources Ltd.	1,424,064
351,550	OZ Minerals Ltd.	1,909,519
1,191,664	Qantas Airways Ltd.	4,436,199
137,624	Sonic Healthcare Ltd.	2,368,384
49,345	Wesfarmers Ltd.	1,565,635
1,055,981	Whitehaven Coal Ltd. (a)	1,985,163
35,107	WorleyParsons Ltd. (a)	322,166
		41,341,679
Austria - 0.7%
84,871	OMV AG	4,424,268
Belgium - 0.4%
72,532	Ageas	2,928,771
Brazil - 1.0%
44,900	Fleury SA	783,958
427,000	JBS SA	1,059,599
606,400	Petroleo Brasileiro SA (a)	2,443,628
291,600	Qualicorp SA	2,501,527
		6,788,712
Canada - 2.3%
229,234	Air Canada (a)	3,020,591
49,082	Industrial Alliance Insurance & Financial Services, Inc.	1,817,072
45,530	Linamar Corporation	2,065,424
64,687	Magna International, Inc.	2,895,675
157,572	Manulife Financial Corporation	2,721,364
74,801	Sun Life Financial, Inc.	2,455,805
		14,975,931
China - 4.4%
3,089,000	Belle International Holdings Ltd.	2,410,138
1,285,000	China High Speed Transmission Equipment Group Company Ltd.	1,314,262
3,751,369	China Petroleum & Chemical Corporation - Class H	3,076,175
5,358,300	China Telecom Corporation Ltd.	2,661,083
2,027,100	CNOOC Ltd.	2,315,184
2,202,000	CSPC Pharmaceutical Group Ltd.	3,294,855
2,845,700	Geely Automobile Holdings Ltd.	4,710,849
3,534,000	Industrial & Commercial Bank of China Ltd.	2,362,788
4,562,000	Lenovo Group Ltd.	2,985,698
332,300	Shanghai Pharmaceuticals Holding Company Ltd. - Class H	961,606
1,896,000	Sinopec Shanghai Petrochemical Company Ltd.	1,114,357
1,231,000	Weichai Power Company Ltd. - Class H	1,996,758
		29,203,753
Denmark - 3.7%
1,774	AP Moller - Maersk A/S Series B	3,378,435
28,938	Carlsberg A/S Series B	3,151,016
51,604	DONG Energy A/S (Acquired 01/18/17 through 05/30/17, Cost $1,920,418) (b)	2,253,089
94,599	GN Store Nord A/S	2,885,924
49,244	H Lundbeck A/S	2,627,507

81,428	Novo Nordisk A/S Series B	3,460,547
526,922	TDC A/S	3,145,720
43,804	Vestas Wind Systems A/S	3,893,204
		24,795,442
Finland - 1.6%
20,376	Metso OYJ	693,094
83,848	Neste OYJ	3,333,424
275,734	Stora Enso OYJ - Class R	3,487,755
119,334	UPM-Kymmene OYJ	3,364,769
		10,879,042
France - 2.0%
113,905	AXA SA	3,037,671
26,614	Cie Generale des Etablissements Michelin	3,348,463
166,550	Peugeot SA	3,283,515
5,097	Renault SA	475,752
1,345	Sanofi	133,217
59,972	Societe Generale SA (d)	3,144,153
		13,422,771
Germany - 6.5%
17,377	Allianz SE	3,336,062
11,916	Aurubis AG	928,179
27,579	Bayer AG	3,658,859
14,493	Continental AG	3,223,597
43,410	Covestro AG (Acquired 7/29/16 through 05/30/17, Cost $2,073,307) (b)	3,246,765
238,538	Deutsche Lufthansa AG	4,634,421
38,048	Fresenius SE & Company KGaA	3,257,325
27,255	Hannover Rueck SE	3,245,408
14,633	HOCHTIEF AG	2,691,733
89,029	METRO AG	2,980,335
15,654	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,090,566
49,104	OSRAM Licht AG	3,760,343
46,213	STADA Arzneimittel AG	3,343,238
61,247	Suedzucker AG	1,309,993
25,843	Uniper SE	503,831
		43,210,655
Hong Kong - 3.5%
279,500	China Mobile Ltd.	3,100,753
1,236,000	China Resources Power Holdings Company Ltd.	2,550,497
1,249,800	China Taiping Insurance Holdings Company Ltd.	3,327,967
2,586,000	China Unicom Hong Kong Ltd. (a)	3,710,144
2,115,000	SJM Holdings Ltd.	2,051,883
406,000	The Wharf Holdings Ltd.	3,454,299
3,635,000	WH Group Ltd. (Acquired 01/06/16 through 05/30/17, Cost $2,227,553) (b)	3,405,240
259,000	Wheelock & Company Ltd.	1,937,710
		23,538,493
India - 0.4%
70,939	Tata Motors Ltd. - ADR	2,612,683
Indonesia - 0.3%
954,800	United Tractors Tbk PT	1,990,959
Ireland - 0.2%
9,997	ICON PLC (a)	940,718
Israel - 0.3%
322,528	Bank Hapoalim BM	2,148,000
Italy - 1.0%
196,344	Assicurazioni Generali SpA	3,098,926
63,269	EXOR NV	3,528,804
38,236	Unipol Gruppo Finanziario SpA	159,269
		6,786,999
Japan - 6.9%
96,900	Alfresa Holdings Corporation	1,868,879
80,400	Bridgestone Corporation	3,377,163
465,900	Citizen Watch Company Ltd.	3,041,496
177,000	Dai-ichi Life Holdings, Inc.	2,947,869
522,000	Fujitsu Ltd.	3,807,419

72,700	Hitachi High-Technologies Corporation	2,888,307
180,200	Ibiden Company Ltd.	3,229,770
183,300	Mazda Motor Corporation	2,499,169
184,600	Medipal Holdings Corporation	3,396,973
48,300	Rohm Company Ltd.	3,877,084
164,300	Seino Holdings Company Ltd.	2,060,611
25,800	Subaru Corporation	872,424
71,000	Suzuken Company Ltd./Aichi Japan	2,333,544
82,400	Suzuki Motor Corporation	3,880,054
466,000	The Chiba Bank Ltd.	3,058,980
76,500	Tokai Rika Company Ltd.	1,403,594
68,000	Toyoda Gosei Company Ltd.	1,634,456
		46,177,792
Malaysia - 3.0%
3,191,100	AirAsia Bhd	2,221,841
244,700	Axiata Group Bhd	290,438
2,314,000	CIMB Group Holdings Bhd	3,460,187
897,700	IHH Healthcare Bhd	1,214,412
1,583,400	Malayan Banking Bhd	3,492,359
454,300	MISC Bhd	796,086
818,200	Petronas Chemicals Group Bhd	1,401,263
584,000	Public Bank Bhd	2,737,159
792,200	Telekom Malaysia Bhd	1,199,406
949,800	Tenaga Nasional Bhd	3,058,001
		19,871,152
Mexico - 3.4%
2,068,374	Alfa SAB de CV - Class A	2,986,197
4,592,100	America Movil SAB de CV - Class L	3,686,782
3,910,844	Cemex SAB de CV (a)	3,234,217
389,700	Fomento Economico Mexicano SAB de CV	3,671,490
162,282	Gruma SAB de CV - Class B	2,117,081
1,068,100	Grupo Mexico SAB de CV - Class B	2,892,795
1,830,600	Wal-Mart de Mexico SAB de CV	4,195,084
		22,783,646
Netherlands - 2.6%
537,025	Aegon NV	2,673,693
54,380	ASM International NV	3,372,673
77,566	Boskalis Westminster	2,673,713
51,066	Fugro NV (a)	743,167
51,140	NN Group NV	1,838,349
637,270	PostNL NV	3,114,798
50,856	Randstad Holding NV	2,942,163
		17,358,556
Norway - 3.7%
5,990	Aker BP ASA	97,833
187,787	DNB ASA	3,180,419
348,913	Leroy Seafood Group ASA	1,878,918
171,053	Marine Harvest ASA	2,996,206
593,321	Norsk Hydro ASA	3,197,177
185,554	Orkla ASA	1,854,596
158,293	Statoil ASA	2,752,091
399,009	Storebrand ASA	2,604,399
190,788	Telenor ASA	3,149,956
70,979	Yara International ASA (d)	2,638,621
		24,350,216
Peru - 0.4%
17,139	Credicorp Ltd.	2,871,125
Poland - 0.6%
114,156	Polski Koncern Naftowy ORLEN SA	3,257,392
339,499	Polskie Gornictwo Naftowe i Gazownictwo SA	579,513
		3,836,905
Portugal - 0.2%
48,421	Jeronimo Martins SGPS SA	963,862

Republic of Korea - 8.4%
32,232	Dongbu Insurance Company Ltd.	1,949,005
35,948	Hankook Tire Company Ltd.	1,955,371
4,206	Hanmi Pharmaceutical Company Ltd.	1,435,059
1,169	Hyundai Construction Equipment Company Ltd. (a)	315,325
78,582	Hyundai Development Company-Engineering & Construction	3,607,641
1,210	Hyundai Electric & Energy System Company Ltd. (a)	316,658
79,652	Hyundai Engineering & Construction Company Ltd.	3,464,677
19,454	Hyundai Heavy Industries Company Ltd. (a)	3,006,022
89,238	Hyundai Marine & Fire Insurance Company Ltd.	3,008,873
12,731	Hyundai Mobis Company Ltd.	3,121,346
4,135	Hyundai Robotics Company Ltd. (a)	1,506,860
59,111	Kia Motors Corporation	2,061,705
53,809	Korea Electric Power Corporation	2,052,201
111,406	LG Display Company Ltd.	3,243,869
60,300	LG Electronics, Inc.	4,443,328
3,704	LG Innotek Company Ltd.	443,315
230,275	LG Uplus Corporation	3,331,953
3,292	Lotte Chemical Corporation	1,059,991
4,109	Mando Corporation	946,876
14,108	POSCO	3,553,462
1,890	Samsung Electronics Company Ltd.	3,772,910
70,763	SK Hynix, Inc.	3,602,618
22,639	SK Innovation Company Ltd.	3,417,284
		55,616,349
Russian Federation - 1.9%
563,685	Gazprom PJSC - ADR	2,346,903
302,935	Mobile TeleSystems PJSC - ADR	2,668,857
442,151	Rosneft Oil Company PJSC - GDR (Acquired 11/10/15 through 05/30/17, Cost $1,630,512) (c)	2,312,450
67,754	Tatneft PJSC - ADR	2,775,881
67,676	X5 Retail Group NV - GDR (Acquired 07/29/16 through 05/30/17, Cost $1,501,736) (a)(c)	2,449,871
		12,553,962
Singapore - 6.9%
1,932,878	CapitaLand Commercial Trust	2,318,923
1,345,100	CapitaLand Ltd.	3,460,814
1,669,900	CapitaLand Mall Trust	2,401,692
271,200	City Developments Ltd.	2,087,435
1,427,900	ComfortDelGro Corporation Ltd.	2,476,754
233,400	DBS Group Holdings Ltd.	3,452,967
200,407	Flex Ltd. (a)	3,459,025
4,469,900	Genting Singapore PLC	3,812,006
1,656,400	Global Logistic Properties Ltd.	3,471,658
2,572,651	Hutchison Port Holdings Trust	1,041,924
49,200	Jardine Cycle & Carriage Ltd.	1,558,157
688,300	Keppel Corporation Ltd.	3,198,619
449,100	Oversea-Chinese Banking Corporation Ltd.	3,404,805
534,500	SATS Ltd.	1,985,567
239,200	Singapore Airlines Ltd.	1,730,490
200,119	United Overseas Bank Ltd.	3,323,626
1,144,400	Wilmar International Ltd.	2,927,891
		46,112,353
South Africa - 2.3%
300,791	Barloworld Ltd.	2,671,226
117,740	Bid Corporation Ltd.	2,690,200
122,117	Imperial Holdings Ltd.	1,545,667
125,063	Nedbank Group Ltd.	2,098,941
437,899	Sanlam Ltd.	2,291,499
206,647	Telkom SA SOC Ltd.	1,162,045
229,795	The Bidvest Group Ltd.	2,993,730
		15,453,308
Spain - 0.5%
849,655	Mapfre SA	3,021,835
27,596	Mediaset Espana Comunicacion SA	370,607
		3,392,442

Sweden - 3.4%
68,942	Boliden AB	1,887,073
120,286	Electrolux AB - Class B	3,862,648
60,213	Elekta AB - Class B	603,072
200,065	Husqvarna AB - Class B	2,075,139
36,987	NCC AB	1,034,107
123,952	Skanska AB - Class B	2,950,695
112,892	SKF AB - Class B	2,309,432
496,155	Telefonaktiebolaget LM Ericsson Series B	3,619,236
251,226	Volvo AB - Class B	4,107,418
		22,448,820
Switzerland - 3.9%
22,969	Baloise Holding AG	3,514,538
1,182	Georg Fischer AG	1,114,818
3,223	Helvetia Holding AG	1,865,150
19,465	Lonza Group AG	4,031,469
259,576	STMicroelectronics NV	4,282,090
10,090	Swiss Life Holding AG	3,365,938
31,164	Swiss Re AG	2,841,135
193,525	Transocean Ltd. (a)	1,759,142
10,454	Zurich Insurance Group AG	3,072,896
		25,847,176
Taiwan - 5.6%
7,348,000	AU Optronics Corporation	2,870,408
2,224,360	China Life Insurance Company Ltd.	2,181,542
5,228,080	CTBC Financial Holding Company Ltd.	3,328,493
1,241,550	Eva Airways Corporation	606,762
570,580	Foxconn Technology Company Ltd.	1,616,191
1,864,000	Fubon Financial Holding Company Ltd.	2,841,331
1,154,976	Hon Hai Precision Industry Company Ltd.	3,955,003
7,352,000	Innolux Corporation	3,324,153
1,822,000	Inventec Corporation	1,353,825
815,486	Lite-On Technology Corporation	1,369,129
1,227,000	Micro-Star International Company Ltd.	2,855,480
1,091,000	Pegatron Corporation	3,365,963
495,000	Powertech Technology, Inc.	1,520,596
1,006,000	Quanta Computer, Inc.	2,301,034
269,000	Realtek Semiconductor Corporation	898,783
3,949,000	United Microelectronics Corporation	1,634,531
1,500,774	Wistron Corporation	1,387,065
		37,410,289
Thailand - 3.7%
3,369,900	Charoen Pokphand Foods PCL - NVDR	2,463,609
524,000	Kasikornbank PCL - NVDR	2,884,615
3,033,600	Krung Thai Bank PCL - NVDR	1,701,167
1,093,000	PTT Exploration & Production PCL - NVDR	2,888,139
1,550,000	PTT Global Chemical PCL - NVDR	3,231,063
270,297	PTT PCL - NVDR	3,118,811
639,500	Siam Commercial Bank PCL - NVDR	2,872,681
909,100	Thai Oil PCL - NVDR	2,055,217
2,352,100	Total Access Communication PCL - NVDR	3,228,440
		24,443,742
Turkey - 5.6%
205,109	Arcelik AS	1,419,757
3,716,331	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a)	3,212,906
2,232,342	Eregli Demir ve Celik Fabrikalari TAS	4,043,387
571,027	KOC Holding AS	2,596,239
2,118,263	Petkim Petrokimya Holding AS	3,320,387
468,920	TAV Havalimanlari Holding AS	2,298,145
160,066	Tupras Turkiye Petrol Rafinerileri AS	4,310,289
770,514	Turkcell Iletisim Hizmetleri AS	2,655,815
1,189,298	Turkiye Garanti Bankasi AS	3,236,277
1,322,847	Turkiye Is Bankasi	2,628,521
2,185,235	Turkiye Vakiflar Bankasi TAO	3,970,452
2,700,468	Yapi ve Kredi Bankasi AS (a)	3,368,026
		37,060,201

United Kingdom - 2.0%
477,074	Barratt Developments PLC	3,764,934
274,026	Fiat Chrysler Automobiles NV (a)	2,876,659
677,899	J Sainsbury PLC	2,454,352
230,473	Subsea 7 SA	3,314,176
368,286	Wm Morrison Supermarkets PLC	1,168,258
		13,578,379
TOTAL COMMON STOCKS (Cost $558,388,982)		662,119,151

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
896,603	Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.71% (e)	896,603
TOTAL SHORT-TERM INVESTMENTS (Cost $896,603)		896,603

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 0.6%
Money Market Funds - 0.6%
4,057,233	First American Government Obligations Fund - Class Z, 0.66% (e)	4,057,233
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $4,057,233)		4,057,233
TOTAL INVESTMENTS - 100.2% (Cost $563,342,818)		667,072,987
Liabilities in Excess of Other Assets - (0.2%)		(1,372,272)
NET ASSETS - 100.0%		$665,700,715

(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The total value of those securities is $8,905,094 or 1.3% of net assets.

(c)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The total value of those securities is $4,762,321 or 0.7% of net assets.

(d)	All or portion of this security is on loan as of May 31, 2017. The total value of securities on loan is $3,603,813 or 0.5% of net assets.
(e)	Annualized seven-day yield as of May 31, 2017.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
The cost basis of investments for federal income tax purposes at May 31, 2016 is as follows*:
Cost of investments		$563,342,818
Gross unrealized appreciation		120,835,852
Gross unrealized depreciation		(17,105,683)
Net unrealized appreciation		$103,730,169

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 14.8%
79,292	Aaron’s, Inc. (a)	$2,895,744
74,896	Adtalem Global Education, Inc. (a)	2,801,110
120,012	American Axle & Manufacturing Holdings, Inc. (b)	1,813,381
128,399	American Eagle Outfitters, Inc.	1,476,588
50,237	Bed Bath & Beyond, Inc.	1,728,655
54,327	Best Buy Company, Inc. (a)	3,226,481
60,152	BorgWarner, Inc.	2,557,061
58,492	Caleres, Inc.	1,599,171
43,064	Carnival Corporation	2,759,110
184,845	Chico’s FAS, Inc.	1,748,634
68,798	Cooper Tire & Rubber Company (a)	2,476,728
23,367	Cooper-Standard Holdings, Inc. (b)	2,523,870
125,502	Dana, Inc.	2,650,602
33,300	Darden Restaurants, Inc.	2,961,369
44,212	Dick’s Sporting Goods, Inc.	1,818,440
43,327	Dillards, Inc. - Class A (a)	2,230,474
38,855	DSW, Inc.	653,930
125,048	Express, Inc. (b)	970,372
35,415	Foot Locker, Inc.	2,104,005
70,806	GameStop Corporation - Class A (a)	1,567,645
128,227	Gannett Company, Inc.	1,006,582
65,424	General Motors Company	2,219,836
33,855	Genesco, Inc. (b)	1,259,406
4,352	Graham Holdings Company - Class B	2,605,978
112,916	Guess?, Inc. (a)	1,359,509
60,963	Kohl’s Corporation	2,342,808
75,252	La-Z-Boy, Inc.	1,994,178
17,016	Lear Corporation	2,536,065
562,060	Office Depot, Inc.	2,872,127
263,955	Staples, Inc.	2,396,711
36,543	Tenneco, Inc.	2,077,470
24,968	The Children’s Place, Inc.	2,701,538
69,916	The Goodyear Tire & Rubber Company	2,252,693
76,656	Urban Outfitters, Inc. (b)	1,446,499
		71,634,770
Consumer Staples - 8.4%
55,204	Archer-Daniels-Midland Company	2,295,382
35,958	Bunge Ltd.	2,875,561
17,271	Casey’s General Stores, Inc.	2,010,172
61,162	Conagra Brands, Inc.	2,357,183
14,534	Costco Wholesale Corporation	2,622,370
30,956	CVS Health Corporation	2,378,350
204,414	Darling Ingredients, Inc. (b)	3,203,167
40,545	Fresh Del Monte Produce, Inc.	2,054,821
16,501	Ingredion, Inc.	1,882,599
43,644	Nu Skin Enterprises, Inc. - Class A	2,395,183
26,968	Sanderson Farms, Inc. (a)	3,201,102
38,754	SpartanNash Company (a)	1,154,869
13,772	Sprouts Farmers Market, Inc. (b)	329,977
72,712	The Kroger Company	2,165,363
41,421	Tyson Foods, Inc. - Class A	2,375,080
52,704	United Natural Foods, Inc. (a)(b)	2,104,998
32,796	Universal Corporation	2,177,654
36,711	Wal-Mart Stores, Inc.	2,885,485
		40,469,316

Energy - 5.5%
179,772	Atwood Oceanics, Inc. (a)(b)	1,804,911
100,173	CVR Energy, Inc. (a)	1,999,453
92,648	Diamond Offshore Drilling, Inc. (a)(b)	1,070,084
38,280	Dril-Quip, Inc. (b)	1,898,688
424,910	EP Energy Corporation - Class A (a)(b)	1,788,871
82,612	HollyFrontier Corporation	1,974,427
303,196	McDermott International, Inc. (a)(b)	1,882,847
62,582	National Oilwell Varco, Inc.	2,044,554
103,216	PBF Energy, Inc. (a)	1,994,133
29,100	Phillips 66	2,214,801
124,298	Rowan Companies plc - Class A (b)	1,496,548
29,920	Tesoro Corporation	2,490,541
88,372	Unit Corporation (b)	1,575,673
36,509	Valero Energy Corporation	2,244,208
		26,479,739
Financials - 17.2%
28,056	American Financial Group, Inc.	2,801,392
107,008	Bank of America Corporation	2,398,049
14,938	Berkshire Hathaway, Inc. - Class B (b)	2,468,953
28,256	Capital One Financial Corporation	2,173,452
108,207	CNO Financial Group, Inc.	2,217,161
65,620	E*TRADE Financial Corporation (b)	2,271,108
31,836	Evercore Partners, Inc. - Class A	2,158,481
74,116	Fifth Third Bancorp	1,759,514
53,395	First American Financial Corporation	2,323,750
58,012	Franklin Resources, Inc.	2,424,322
3,085	Great Western Bancorp, Inc.	116,798
64,287	Green Dot Corporation - Class A (b)	2,361,904
82,797	KCG Holdings, Inc. - Class A (b)	1,644,348
35,361	Lincoln National Corporation	2,297,758
52,150	Loews Corporation	2,459,394
61,912	LPL Financial Holdings, Inc. (a)	2,410,234
43,845	Metlife, Inc.	2,218,119
32,908	Piper Jaffray Companies (a)	1,930,054
42,019	Principal Financial Group, Inc.	2,643,415
22,885	Prudential Financial, Inc.	2,399,492
133,192	Radian Group, Inc.	2,139,064
166,980	Regions Financial Corporation	2,311,003
19,344	Reinsurance Group of America, Inc.	2,408,522
44,223	Selective Insurance Group, Inc.	2,259,795
32,032	State Street Corporation	2,609,327
128,116	TCF Financial Corporation	1,929,427
52,340	TD Ameritrade Holding Corporation	1,955,422
32,439	The Allstate Corporation	2,800,783
27,035	The Hanover Insurance Group, Inc.	2,254,449
50,615	The Hartford Financial Services Group, Inc.	2,499,875
64,581	The Progressive Corporation	2,740,172
18,944	The Travelers Companies, Inc.	2,365,158
32,827	Torchmark Corporation	2,478,439
53,180	Unum Group	2,392,036
59,272	Voya Financial, Inc.	2,025,917
36,223	W.R. Berkley Corporation	2,499,025
56,504	Zions Bancorporation	2,264,115
		83,410,227
Health Care - 10.4%
20,855	Aetna, Inc.	3,021,055
16,153	Anthem, Inc.	2,945,500
38,292	Cambrex Corporation (b)	2,060,110
34,830	Cardinal Health, Inc.	2,587,521
14,126	Chemed Corporation (a)	2,891,027
27,983	DaVita, Inc. (b)	1,854,154
35,405	Express Scripts Holding Company (b)	2,115,449
47,860	Five Prime Therapeutics, Inc. (b)	1,352,045
34,393	Gilead Sciences, Inc.	2,231,762

64,795	Halyard Health, Inc. (b)	2,328,732
27,645	HCA Healthcare, Inc. (b)	2,264,402
40,820	LifePoint Health, Inc. (a)(b)	2,481,856
29,574	Magellan Health, Inc. (b)	2,033,212
17,695	McKesson Corporation	2,885,878
29,090	Molina Healthcare, Inc. (a)(b)	1,878,341
154,284	Myriad Genetics, Inc. (b)	3,139,679
68,117	Owens & Minor, Inc.	2,171,570
26,138	Quest Diagnostics, Inc.	2,843,030
15,624	United Therapeutics Corporation (b)	1,888,785
15,111	UnitedHealth Group, Inc.	2,647,145
17,023	WellCare Health Plans, Inc. (a)(b)	2,924,551
		50,545,804
Industrials - 11.8%
25,584	Alaska Air Group, Inc.	2,227,087
49,508	American Airlines Group, Inc.	2,396,682
13,228	Comfort Systems USA, Inc.	455,705
48,240	Delta Air Lines, Inc.	2,370,031
52,964	DigitalGlobe, Inc. (b)	1,649,829
34,784	EMCOR Group, Inc.	2,192,088
52,440	Greenbrier Companies, Inc. (a)	2,320,470
46,560	Hawaiian Holdings, Inc. (b)	2,332,656
40,172	Jacobs Engineering Group, Inc.	2,105,816
116,300	JetBlue Airways Corporation (b)	2,607,446
25,780	ManpowerGroup, Inc.	2,626,209
113,700	MRC Global, Inc. (b)	2,052,285
33,984	Oshkosh Corporation	2,145,070
40,670	Owens Corning	2,537,808
65,643	Quanta Services, Inc. (b)	2,012,614
31,766	Ryder System, Inc.	2,109,898
66,234	SkyWest, Inc.	2,271,826
45,504	Southwest Airlines Company	2,734,335
41,112	Spirit AeroSystems Holdings, Inc. - Class A	2,240,193
25,100	SPX FLOW, Inc. (b)	936,983
83,271	Swift Transportation Company (a)(b)	1,994,341
55,856	The Timken Company	2,577,755
86,058	Trinity Industries, Inc.	2,196,200
32,520	United Continental Holdings, Inc. (a)(b)	2,590,868
2,580	Universal Forest Products, Inc.	226,859
136,316	Wabash National Corporation	2,724,957
90,860	Werner Enterprises, Inc.	2,475,935
		57,111,946
Information Technology - 19.1%
38,757	Amdocs Ltd.	2,510,678
252,333	Amkor Technology, Inc. (b)	2,861,456
11,620	Anixter International, Inc. (b)	877,310
20,116	Apple, Inc.	3,072,920
72,260	Applied Materials, Inc.	3,315,289
33,704	Arrow Electronics, Inc. (b)	2,547,685
53,099	Avnet, Inc.	1,947,671
68,280	Benchmark Electronics, Inc. (b)	2,205,444
68,628	CA, Inc.	2,180,312
44,628	Cardtronics plc- Class A (b)	1,528,509
79,852	Cisco Systems, Inc.	2,517,734
96,409	Convergys Corporation	2,343,703
92,516	Corning, Inc.	2,692,216
37,915	CSG Systems International, Inc.	1,512,429
9,330	DXC Technology Company (b)	723,262
29,561	EchoStar Corporation - Class A (b)	1,745,577
81,662	Finisar Corporation (b)	2,013,785
108,615	Hewlett Packard Enterprise Company	2,043,048
166,024	HP, Inc.	3,114,610
46,872	Insight Enterprises, Inc. (b)	1,947,063
65,405	Intel Corporation	2,361,774

103,184	Jabil Circuit, Inc. (a)	3,087,265
88,571	Juniper Networks, Inc.	2,597,787
21,487	Lam Research Corporation	3,334,138
48,258	Methode Electronics, Inc.	1,937,559
104,460	Micron Technology, Inc. (b)	3,214,234
65,338	NetApp, Inc.	2,645,536
43,149	NETGEAR, Inc. (b)	1,810,101
39,179	Plexus Corporation (b)	2,036,524
19,333	Rogers Corporation (b)	2,053,358
68,283	Sanmina Corporation (b)	2,499,158
26,952	Skyworks Solutions, Inc.	2,868,501
35,461	Sykes Enterprises, Inc. (b)	1,181,915
20,492	SYNNEX Corporation	2,279,940
28,878	Tech Data Corporation (b)	2,800,300
84,856	Teradata Corporation (b)	2,313,175
89,153	Teradyne, Inc.	3,169,389
165,220	TTM Technologies, Inc. (b)	2,683,173
352,800	Xerox Corporation	2,494,296
54,196	Xperi Corporation	1,661,107
		92,729,931
Materials - 4.2%
67,620	Alcoa Corporation (b)	2,227,403
3,169	Cabot Corporation	165,517
17,676	Clearwater Paper Corporation (b)	819,283
114,983	Commercial Metals Company	2,081,192
115,117	Huntsman Corporation	2,751,296
21,083	Innospec, Inc.	1,349,312
30,002	Reliance Steel & Aluminum Company	2,188,646
68,877	Steel Dynamics, Inc.	2,341,129
63,230	The Mosaic Company	1,430,895
37,632	Trinseo SA	2,425,382
45,116	WestRock Company	2,455,213
		20,235,268
Real Estate - 3.0%
205,526	DiamondRock Hospitality Company	2,279,283
132,024	Host Hotels & Resorts, Inc.	2,375,112
77,532	LaSalle Hotel Properties	2,205,786
93,177	RLJ Lodging Trust	1,896,152
111,516	Summit Hotel Properties, Inc.	1,996,136
160,924	Sunstone Hotel Investors, Inc.	2,512,024
72,260	Xenia Hotels & Resorts, Inc.	1,293,454
		14,557,947
Telecommunication Services - 2.4%
58,719	AT&T, Inc.	2,262,443
94,147	CenturyLink, Inc. (a)	2,348,968
260,457	Sprint Corporation (b)	2,211,280
80,792	Telephone & Data Systems, Inc.	2,304,996
38,761	T-Mobile US, Inc. (b)	2,613,266
		11,740,953
Utilities - 3.0%
42,721	Ameren Corporation	2,424,417
69,537	Exelon Corporation	2,524,888
149,228	NRG Energy, Inc.	2,396,602
50,817	Portland General Electric Company	2,405,677
28,423	Southwest Gas Holdings, Inc.	2,261,618
49,390	UGI Corporation	2,527,780
		14,540,982
TOTAL COMMON STOCKS (Cost $442,730,187)		483,456,883

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		541,730
541,730	Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.71% (c)	541,730
TOTAL SHORT-TERM INVESTMENTS (Cost $541,730)

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 5.3%
Money Market Funds - 5.3%
25,429,928	First American Government Obligations Fund - Class Z, 0.66% (c)	25,429,928
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $25,429,928)		25,429,928
TOTAL INVESTMENTS - 105.2% (Cost $468,701,845)		509,428,541
Liabilities in Excess of Other Assets - (5.2)%		(25,025,049)
NET ASSETS - 100.0%		$484,403,492

(a)	All or portion of this security is on loan as of May 31, 2017. The Tttal value of securities on loan is $24,687,384.
(b) Non-income producing security.
(c)	Annualized seven-day yield as of May 31, 2017.

The cost basis of investments for federal income tax purposes at May 31, 2017 is as follows*:
Cost of investments	$468,701,845
Gross unrealized appreciation	68,618,147
Gross unrealized depreciation	(27,891,451)
Net unrealized appreciation	$40,726,696

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2017 (Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS - 34.8%
Communications - 0.5%
2,465,000	Level 3 Financing, Inc.
	03/15/2026, 5.250%	$2,568,998
Consumer Discretionary - 4.8%
760,000	AMC Entertainment Holdings, Inc.
	06/15/2025, 5.750%	790,856
970,000	BorgWarner, Inc.
	03/15/2025, 3.375%	979,964
2,690,000	Coach, Inc.
	04/01/2025, 4.250%	2,770,329
1,640,000	Crown Americas LLC / Crown Americas Capital Corporation IV
	01/15/2023, 4.500%	1,713,800
430,000	Delphi Corporation
	03/15/2024, 4.150%	455,564
2,100,000	DISH DBS Corporation
	06/01/2021, 6.750%	2,331,001
1,170,000	Dollar General Corporation
	11/01/2025, 4.150%	1,239,731
1,650,000	Lennar Corporation
	04/01/2021, 4.750%	1,746,938
2,070,000	Netflix, Inc.
	02/15/2025, 5.875%	2,277,000
1,080,000	NIKE, Inc.
	05/01/2023, 2.250%	1,074,559
310,000	NVR, Inc.
	09/15/2022, 3.950%	325,586
1,490,000	Omnicom Group, Inc.
	04/15/2026, 3.600%	1,519,806
2,030,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	2,056,475
1,885,000	PulteGroup, Inc.
	03/01/2021, 4.250%	1,960,399
1,071,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	1,108,520
1,100,000	Staples, Inc.
	01/12/2023, 4.375%	1,133,132
1,300,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	1,342,745
1,270,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	1,269,830
		26,096,235
Consumer Staples - 2.2%
1,450,000	Altria Group, Inc.
	01/31/2024, 4.000%	1,553,694
915,000	CVS Health Corporation
	07/20/2025, 3.875%	961,143
1,800,000	Edgewell Personal Care Company
	05/24/2022, 4.700%	1,930,500
850,000	Ingredion, Inc.
	10/01/2026, 3.200%	846,077
310,000	Mead Johnson Nutrition Company
	11/15/2025, 4.125%	330,726
1,730,000	Reynolds American, Inc.
	06/12/2025, 4.450%	1,867,301
1,450,000	Tyson Foods, Inc.
	08/15/2024, 3.950%	1,522,771

460,000	Walgreens Boots Alliance, Inc.
	11/18/2024, 3.800%	478,512
2,360,000	Whole Foods Market, Inc.
	12/03/2025, 5.200%	2,529,703
		12,020,427
Energy - 5.0%
965,000	Boardwalk Pipelines LP
	12/15/2024, 4.950%	1,038,000
990,000	Buckeye Partners LP
	07/01/2023, 4.150%	1,034,035
2,285,000	Diamondback Energy, Inc.
	11/01/2024, 4.750% (Acquired 01/31/17 through 05/01/17, Cost $2,311,900) (a)	2,302,138
990,000	EOG Resources, Inc.
	01/15/2026, 4.150%	1,056,799
2,640,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	2,717,080
2,690,000	HollyFrontier Corporation
	04/01/2026, 5.875%	2,904,319
1,920,000	Magellan Midstream Partners LP
	03/01/2026, 5.000%	2,154,624
1,910,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	1,931,883
740,000	ONEOK, Inc.
	09/01/2023, 7.500%	883,838
1,590,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	1,588,358
1,890,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corporation
	04/15/2025, 5.750%	1,946,700
2,320,000	Unit Corporation
	05/15/2021, 6.625%	2,285,200
2,840,000	Valero Energy Corporation
	03/15/2025, 3.650%	2,889,425
2,100,000	Western Gas Partners LP
	06/01/2025, 3.950%	2,117,787
		26,850,186
Financials - 4.3%
705,000	Aflac, Inc.
	11/15/2024, 3.625%	740,945
1,260,000	American Express Company
	12/05/2024, 3.625%	1,302,432
1,150,000	Aon PLC
	12/15/2025, 3.875%	1,195,964
1,590,000	Ares Capital Corporation
	01/19/2022, 3.625%	1,602,156
1,605,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	1,733,127
775,000	BlackRock, Inc.
	03/18/2024, 3.500%	819,871
860,000	Branch Banking & Trust Company
	10/30/2026, 3.800%	909,345
2,360,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	2,395,344
3,390,000	Capital One Financial Corporation
	10/29/2025, 4.200%	3,464,197
1,190,000	CBOE Holdings, Inc.
	01/12/2027, 3.650%	1,214,763
495,000	Citizens Financial Group, Inc.
	12/03/2025, 4.300%	519,486
660,000	Fifth Third Bancorp
	01/16/2024, 4.300%	699,758
1,820,000	Marsh & McLennan Companies, Inc.
	03/10/2025, 3.500%	1,882,899
790,000	MetLife, Inc.
	11/13/2025, 3.600%	826,126

1,930,000	S&P Global, Inc.
	06/15/2025, 4.000%	2,034,835
598,000	TD Ameritrade Holding Corporation
	04/01/2025, 3.625%	620,968
1,140,000	U.S. Bancorp
	04/27/2026, 3.100%	1,139,823
		23,102,039
Health Care - 4.0%
1,435,000	Baxter International, Inc.
	08/15/2026, 2.600%	1,372,476
2,080,000	Biogen, Inc.
	09/15/2025, 4.050%	2,203,028
1,565,000	Cigna Corporation
	04/15/2025, 3.250%	1,579,677
1,445,000	CR Bard, Inc.
	05/15/2026, 3.000%	1,464,126
2,150,000	DaVita, Inc.
	05/01/2025, 5.000%	2,141,938
1,760,000	Express Scripts Holding Company
	02/25/2026, 4.500%	1,853,271
1,886,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	1,946,614
2,040,000	HCA, Inc.
	05/01/2023, 5.875%	2,232,535
375,000	Johnson & Johnson
	03/01/2026, 2.450%	367,858
2,220,000	LifePoint Health, Inc.
	05/01/2024, 5.375% (Acquired 10/31/16 through 01/19/17, Cost $2,201,250) (a)	2,242,199
400,000	Merck & Company, Inc.
	02/10/2025, 2.750%	401,239
3,035,000	Molina Healthcare, Inc.
	11/15/2022, 5.375%	3,236,068
490,000	Perrigo Finance Unlimited Company
	03/15/2026, 4.375%	511,457
		21,552,486
Industrials - 2.2%
2,385,000	Air Lease Corporation
	09/15/2024, 4.250%	2,519,127
295,000	Cummins, Inc.
	10/01/2023, 3.650%	314,107
880,000	FedEx Corporation
	04/01/2026, 3.250%	891,957
1,375,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	1,443,006
380,000	General Dynamics Corporation
	08/15/2026, 2.125%	358,961
1,190,000	General Electric Company
	03/11/2024, 3.375%	1,258,583
1,150,000	International Lease Finance Corporation
	08/15/2022, 5.875%	1,307,994
530,000	Union Pacific Corporation
	03/01/2026, 2.750%	527,724
1,195,000	West Corporation
	07/15/2022, 5.375% (Acquired 05/02/16 through 10/18/16, Cost $1,116,130) (a)	1,219,653
1,890,000	Xylem Inc/NY
	11/01/2026, 3.250%	1,898,711
		11,739,823
Information - 0.3%
1,360,000	Discovery Communications LLC
	03/11/2026, 4.900%	1,435,978
Information Technology - 3.6%
1,235,000	Adobe Systems, Inc.
	02/01/2025, 3.250%	1,273,511
2,350,000	Analog Devices, Inc.
	12/15/2025, 3.900%	2,462,312

1,410,000	Apple, Inc.
	02/09/2025, 2.500%	1,388,876
1,440,000	Applied Materials, Inc.
	10/01/2025, 3.900%	1,545,867
715,000	CDK Global, Inc.
	10/15/2024, 5.000%	743,128
840,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	911,400
1,080,000	Hewlett Packard Enterprise Company
	10/15/2025, 4.900%	1,144,508
2,875,000	Hughes Satellite Systems Corporation
	06/15/2021, 7.625%	3,273,906
1,320,000	Intel Corporation
	07/29/2025, 3.700%	1,400,454
1,280,000	Keysight Technologies, Inc.
	10/30/2024, 4.550%	1,353,123
1,355,000	MasterCard, Inc.
	04/01/2024, 3.375%	1,423,193
565,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	576,629
490,000	QUALCOMM, Inc.
	05/20/2025, 3.450%	506,079
365,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	360,916
710,000	Visa, Inc.
	12/14/2025, 3.150%	727,279
		19,091,181
Manufacturing - 0.8%
3,105,000	American Axle & Manufacturing, Inc.
	04/01/2025, 6.250% (Acquired 04.28.17 through 05.15.17, Cost $3,101,130) (a)	3,077,831
1,130,000	Seagate HDD Cayman
	06/01/2027, 4.875%	1,108,086
		4,185,917
Materials - 1.6%
980,000	Arconic, Inc.
	02/01/2027, 5.900%	1,075,550
780,000	Ashland LLC
	08/15/2022, 4.750%	815,100
2,570,000	PolyOne Corporation
	03/15/2023, 5.250%	2,717,775
555,000	Rayonier AM Products, Inc.
	06/01/2024, 5.500% (Acquired 02/02/17 through 03/15/17, Cost $525,956) (a)	545,288
2,800,000	Resolute Forest Products, Inc.
	05/15/2023, 5.875%	2,766,750
450,000	WR Grace & Company
	10/01/2021, 5.125% (Acquired 04/29/16, Cost $468,237) (a)	480,375
		8,400,838
Real Estate - 2.9%
570,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	591,700
1,820,000	American Tower Corporation
	02/15/2024, 5.000%	2,010,763
1,780,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	1,822,247
1,385,000	Boston Properties LP
	02/01/2024, 3.800%	1,440,185
2,690,000	Care Capital Properties LP
	08/15/2026, 5.125%	2,724,181
1,570,000	DDR Corporation
	02/01/2025, 3.625%	1,501,421
870,000	Essex Portfolio LP
	04/01/2025, 3.500%	877,952
745,000	HCP, Inc.
	08/15/2024, 3.875%	761,877

2,115,000	Host Hotels & Resorts LP
	06/15/2025, 4.000%	2,164,354
480,000	The Howard Hughes Corporation
	03/15/2025, 5.375% (Acquired 05/04/17 through 05/11/17, Cost $489,875) (a)	496,200
1,175,000	Welltower, Inc.
	04/01/2026, 4.250%	1,235,945
		15,626,825
Telecommunication Services - 0.7%
590,000	CenturyLink, Inc.
	04/01/2025, 5.625%	587,976
2,440,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	2,998,150
		3,586,126
Utilities - 1.9%
1,361,000	Berkshire Hathaway Energy Company
	11/15/2023, 3.750%	1,440,179
3,170,000	Dolphin Subsidiary II, Inc.
	10/15/2021, 7.250%	3,399,826
1,240,000	Exelon Corporation
	06/15/2025, 3.950%	1,292,624
1,250,000	Florida Power & Light Company
	12/01/2025, 3.125%	1,284,905
1,320,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	1,371,906
265,000	PSEG Power LLC
	04/15/2031, 8.625%	342,437
700,000	Southern Power Company
	12/01/2025, 4.150%	738,669
420,000	WEC Energy Group, Inc.
	06/15/2025, 3.550%	437,205
		10,307,751
TOTAL CORPORATE BONDS (Cost $182,797,612)		186,564,810

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 12.4%
	Federal Home Loan Banks
155,000	11/15/2019, 1.375%	154,851
405,000	03/13/2020, 1.875%	409,471
375,000	03/13/2020, 4.125%	401,675
435,000	06/12/2020, 1.750%	437,820
655,000	02/18/2021, 1.375%	649,220
735,000	07/14/2021, 1.125%	718,791
850,000	11/29/2021, 1.875%	855,489
		3,627,317
	Federal Home Loan Mortgage Corporation
245,000	01/17/2020, 1.500%	245,413
420,000	05/01/2020, 1.375%	419,083
800,000	08/12/2021, 1.125%	780,401
875,000	01/13/2022, 2.375%	897,836
4,900,000	06/15/2040, 4.500% (b)	5,281,220
9,500,000	06/15/2041, 4.000% (b)	10,034,745
7,150,000	06/15/2042, 3.500% (b)	7,387,122
1,200,000	06/15/2043, 3.000% (b)	1,206,070
		26,251,890
	Federal National Mortgage Association
50,000	09/12/2019, 1.750%	50,409
496,000	10/09/2019, 0.000% (c)	475,810
50,000	10/24/2019, 1.000%	49,540
225,000	11/26/2019, 1.750%	226,852
240,000	01/21/2020, 1.625%	241,220
310,000	02/28/2020, 1.500%	310,399
430,000	06/22/2020, 1.500%	430,425
555,000	11/30/2020, 1.500%	552,986
585,000	12/28/2020, 1.875%	590,649
670,000	02/26/2021, 1.375%	663,415

690,000	05/06/2021, 1.250%	679,326
880,000	08/17/2021, 1.250%	864,213
860,000	10/07/2021, 1.375%	846,950
885,000	01/05/2022, 2.000%	891,573
365,000	09/06/2024, 2.625%	377,431
9,650,000	06/15/2040, 4.000% (b)	10,196,610
1,400,000	06/15/2041, 3.500% (b)	1,446,197
1,440,000	06/15/2041, 4.500% (b)	1,552,922
1,200,000	06/15/2042, 3.000% (b)	1,206,703
		21,653,630
	Government National Mortgage Association
1,000,000	06/15/2041, 4.000% (b)	1,058,301
1,000,000	06/15/2042, 3.500% (b)	1,043,125
1,120,000	06/15/2042, 4.000% (b)	1,185,538
5,635,000	06/15/2043, 3.000% (b)	5,741,453
2,200,000	06/15/2045, 3.000% (b)	2,242,711
3,380,000	06/15/2045, 3.500% (b)	3,526,555
		14,797,683
TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $65,936,906)		66,330,520

U.S. GOVERNMENT AGENCY ISSUES - 0.5%
Utilities - 0.5%
	Tennessee Valley Authority
646,000	02/15/2021, 3.875%	696,254
830,000	08/15/2022, 1.875%	829,101
360,000	09/15/2024, 2.875%	377,650
565,000	11/01/2025, 6.750%	745,789
		2,648,794
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,651,566)		2,648,794

U.S. GOVERNMENT NOTES/BONDS - 51.6%
U.S. Treasury Bonds - 18.1%
	United States Treasury Bonds
1,295,000	08/15/2023, 6.250%	1,625,251
5,050,000	02/15/2026, 6.000%	6,604,056
4,660,000	11/15/2026, 6.500%	6,381,469
1,850,000	11/15/2027, 6.125%	2,521,744
		17,132,520
	United States Treasury Inflation Indexed Bonds
1,961,538	01/15/2021, 1.125%	2,057,469
2,036,767	04/15/2021, 0.125%	2,053,653
2,350,556	07/15/2021, 0.625%	2,434,111
2,262,057	01/15/2022, 0.125%	2,282,248
2,544,408	07/15/2022, 0.125%	2,571,391
2,735,636	01/15/2023, 0.125%	2,742,850
2,592,860	07/15/2023, 0.375%	2,643,553
3,030,123	01/15/2024, 0.625%	3,115,524
3,244,562	07/15/2024, 0.125%	3,232,521
3,736,468	01/15/2025, 0.250%	3,723,185
3,317,571	01/15/2025, 2.375%	3,836,396
3,659,929	07/15/2025, 0.375%	3,687,013
4,165,763	01/15/2026, 0.625%	4,261,418
3,912,327	01/15/2026, 2.000%	4,456,692
3,666,646	07/15/2026, 0.125%	3,597,643
2,785,613	01/15/2027, 0.375%	2,786,318
3,614,731	01/15/2027, 2.375%	4,291,365
3,334,144	01/15/2028, 1.750%	3,788,741
3,157,919	04/15/2028, 3.625%	4,209,453
3,009,181	01/15/2029, 2.500%	3,694,969
2,988,305	04/15/2029, 3.875%	4,144,218
2,012,221	04/15/2032, 3.375%	2,838,830
1,077,221	02/15/2040, 2.125%	1,366,909
1,351,534	02/15/2041, 2.125%	1,723,675
900,923	02/15/2042, 0.750%	874,905

852,570	02/15/2043, 0.625%	801,462
951,942	02/15/2044, 1.375%	1,056,565
859,324	02/15/2045, 0.750%	824,514
617,364	02/15/2046, 1.000%	630,606
		79,728,197
		96,860,717
U.S. Treasury Notes - 33.5%
715,000	01/31/2023, 1.750%	710,587
1,355,000	02/15/2023, 2.000%	1,365,004
2,055,000	02/28/2023, 1.500%	2,012,977
3,125,000	03/31/2023, 1.500%	3,058,166
3,770,000	04/30/2023, 1.625%	3,712,568
4,665,000	05/15/2023, 1.750%	4,625,273
5,630,000	05/31/2023, 1.625%	5,540,269
6,930,000	06/30/2023, 1.375%	6,715,600
9,660,000	07/31/2023, 1.250%	9,281,714
6,375,000	08/15/2023, 2.500%	6,588,288
10,315,000	08/31/2023, 1.375%	9,975,337
10,030,000	09/30/2023, 1.375%	9,689,923
10,575,000	10/31/2023, 1.625%	10,371,558
8,535,000	11/15/2023, 2.750%	8,949,750
10,910,000	11/30/2023, 2.125%	11,026,136
10,470,000	12/31/2023, 2.250%	10,652,817
9,985,000	01/31/2024, 2.250%	10,154,865
9,490,000	02/15/2024, 2.750%	9,948,747
9,680,000	02/29/2024, 2.125%	9,764,129
9,345,000	05/15/2024, 2.500%	9,645,610
8,285,000	08/15/2024, 2.375%	8,475,456
7,465,000	11/15/2024, 2.250%	7,561,814
6,170,000	02/15/2025, 2.000%	6,131,919
5,865,000	05/15/2025, 2.125%	5,871,874
3,955,000	08/15/2025, 2.000%	3,916,842
3,330,000	11/15/2025, 2.250%	3,357,186
		179,104,409
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $278,052,017)		275,965,126

Shares
SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
51,205,368	Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.710% (d)	51,205,368
TOTAL SHORT-TERM INVESTMENTS (Cost $51,205,368)		51,205,368

TOTAL INVESTMENTS - 108.9% (Cost $580,643,469)		582,714,618
Liabilities in Excess of Other Assets - (8.9)%		(47,861,275)
NET ASSETS - 100.0%		$534,853,343

(a)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The total value of those securities is $10,363,684 or 1.9% of total net assets.

(b)	Security purchased on a when-issued basis. On May 31, 2017, the total value of investments purchased on a when-issued basis is $53,109,272 or 9.9% of total net assets.
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of May 31, 2017.

The cost basis of investments for federal income tax purposes at May 31, 2017 is as follows*:
Cost of investments	$580,643,469
Gross unrealized appreciation	5,204,198
Gross unrealized depreciation	(3,133,049)
Net unrealized appreciation	$2,071,149

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017:

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 662,119,151	$ -	$ -	$ 662,119,151
Short-Term Investments	896,603	-	-	$ 896,603
Investments Purchased with Securities Lending Collateral	4,057,233	-	-	$ 4,057,233
Total Investments in Securities	$ 667,072,987	$ -	$ -	$ 667,072,987
^ See Schedule of Investments for country breakouts.
Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 483,456,883	$ -	$ -	$ 483,456,883
Short-Term Investments	541,730	-	-	541,730
Investments Purchased with Securities Lending Collateral	25,429,928	-	-	25,429,928
Total Investments in Securities	509,428,541	-	-	509,428,541
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 186,564,810	$ -	$ 186,564,810
Mortgage Backed Securities	-	66,330,520	-	66,330,520
U.S. Government Agency Issues	-	2,648,794	-	2,648,794
U.S. Government Notes/Bonds	-	275,965,126	-	275,965,126
Short-Term Investments	51,205,368	-	-	51,205,368
Total Investments in Securities	$ 51,205,368	$ 531,509,250	$ -	$ 582,714,618
^ See Schedule of Investments for sector breakouts.

For the period ended May 31, 2017, there were no transfers into or out of Level 1, 2 or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund and Vident Core U.S. Equity Fund loaned securities that were collateralized by cash.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Vident International Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Markets	$ 4,057,233	$ -	$ -	$ -	$ 4,057,233
Total Borrowings	$ 4,057,233	$ -	$ -	$ -	$ 4,057,233

Vident Core U.S. Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Markets	$ 25,429,928	$ -	$ -	$ -	$ 25,429,928
Total Borrowings	$ 25,429,928	$ -	$ -	$ -	$ 25,429,928

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)    /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date           07.21.17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date           07.21.17

By (Signature and Title)*   /s Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date           07.21.17
* Print the name and title of each signing officer under his or her signature.